CLAYMORE SECURITIES, INC.
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532


                                January 24, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


             Re: Claymore Securities Defined Portfolios, Series 135
                             333-100223 CIK #1173989


Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 3, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on January 20, 2006.

                                                               Very truly yours,

                                                       CLAYMORE SECURITIES, INC.

                                                            /s/ Nicholas Dalmaso

                                                                Nicholas Dalmaso

                                    Senior Managing Director and General Counsel